UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21195
                                                    ---------------

                               UBS M2 Fund L.L.C.
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Michael Mascis
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
              -----------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-713-2217
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                    Date of reporting period: March 31, 2005
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

                                                                                                                 UBS M2 FUND, L.L.C.
                                                                                                   SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                                         (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      MARCH 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       % OF          REALIZED AND
                                                                                      MEMBERS'     UNREALIZED GAIN
INVESTMENT FUND:                                    COST            FAIR VALUE        CAPITAL     FROM INVESTMENTS        LIQUIDITY
                                                 ------------     -------------     -----------   -----------------     ------------

Abrams Bison Partners, L.P.                      $ 22,000,000     $ 24,577,943          5.71%          617,245           Annually
Alson Signature Fund I, L.P.                        8,000,000       11,956,884          2.78%          761,418           Quarterly
Arience Capital Partners, L.P.                     21,500,000       24,619,113          5.72%       (1,599,490)           Monthly
Cantillon Europe Fund I, L.P.                       9,000,000       11,566,202          2.69%        1,043,751           Quarterly
Cavalry Technology, L.P.                           15,000,000       14,040,436          3.26%         (684,374)          Quarterly
Copper Arch Fund, L.P.                             28,500,000       33,255,797          7.72%           52,734           Quarterly
Corsair Capital Partners, L.P.                     24,000,000       28,013,045          6.51%         (194,436)          Annually
Crescendo European Fund, LTD                       12,000,000       14,369,736          3.34%          283,877            Monthly
Delta Fund Europe,  L.P.                            7,000,000        8,787,855          2.04%          698,780           Quarterly
Delta Fund Europe,  LTD                            17,000,000       19,470,419          4.52%        1,283,519           Quarterly
Delta Institutional Fund, L.P.                     22,000,000       29,109,299          6.76%          865,528           Quarterly
East Side Capital, L.P.                            21,000,000       21,857,798          5.08%          857,798           Quarterly
Eastern Adviser Fund, L.P.                         17,500,000       17,579,888          4.08%          186,017            Monthly
Lazard European Explorer, L.P.                     11,500,000       12,341,131          2.87%         (151,382)          Quarterly
Meditor Cobra Fund, LTD                            13,000,000       12,961,758          3.01%       (1,229,665)           Monthly
Meditor Hawk Fund, LTD                              9,500,000       13,140,577          3.05%       (2,214,627)           Monthly
North Sound Legacy Institutional Fund, LLC         25,500,000       30,775,864          7.15%          436,790            Monthly
PCM Partners, L.P. II                              13,000,000       13,250,959          3.08%           57,301         Semi-Annually
Pershing Square, L.P.                              18,000,000       21,160,356          4.91%        3,160,356           Quarterly
SuNOVA Partners, L.P.                              21,000,000       24,822,111          5.76%          128,516           Quarterly
Tiger Asia, L.P.                                   10,000,000        9,792,335          2.27%         (207,665)          Quarterly
Whitney New Japan Investors, LTD                   19,500,000       24,125,824          5.60%          509,698           Quarterly
Redeemed Investment Funds                                                                              (37,421)
                                                 ------------     --------------     ---------     -----------
TOTAL                                            $365,500,000     $421,575,330         97.91%      $ 4,624,268
                                                 ============     ==============     =========     ===========


OTHER ASSETS, LESS LIABILITIES                                       9,004,647          2.09%
                                                                  --------------     ---------
MEMBERS' CAPITAL                                                  $430,579,977        100.00%
                                                                  ==============     =========


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           UBS M2 Fund L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Richard Sipes
                         -------------------------------------------------------
                           Richard Sipes, Principal Executive Officer
                           (principal executive officer)

Date       May 16, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Richard Sipes
                         -------------------------------------------------------
                           Richard Sipes, Principal Executive Officer
                           (principal executive officer)

Date       May 16, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Principal Accounting Officer
                           (principal financial officer)

Date       May 16, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.